Taxes - Demonstration of Income Tax and Social Contribution Expense (Detail) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Major components of tax expense (income) [abstract]
Income / (loss) before income tax and social contribution		R$ 5,230	R$ 31,243	R$ 30,608
Charges (income tax and social contribution) at the rates in effect		(2,354)	(12,497)	(13,774)
Increase / decrease in income tax and social contribution charges arising from:
Share of profit or (loss) of associates and joint ventures		384	614	403
Foreign exchange variation on investments abroad		7,201	711	4,381
Interest on capital		2,765	3,012	3,791
Corporate reorganizations (Note 2.4 a IV)				628
Other nondeductible expenses net of non taxable income	[1]	(16,651)	(932)	2,007
Income tax and social contribution expenses		(8,655)	(9,092)	(2,564)
Related to temporary differences
Increase (reversal) for the period		18,489	5,750	(2,650)
Increase (reversal) of prior periods			(88)	245
(Expenses) / Income from deferred taxes		18,489	5,662	(2,405)
Total income tax and social contribution expenses		R$ 9,834	R$ (3,430)	R$ (4,969)

[1]	Includes temporary (additions) and exclusions.